Deconsolidation (Details Narrative)	1 Months Ended
	Oct. 21, 2024 USD ($)	Oct. 21, 2024 CNY (¥)	May 20, 2024 USD ($)	May 20, 2024 CNY (¥)
Deconsolidation
Gain from disposal	$ 7,809,069	¥ 56,134,710	$ 197,010	¥ 1,416,187